Intangible Assets (Details 1) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
2024 (excluding the nine months ended September 30, 2024)	$ 59,774	$ 247,931
2025	247,931	247,931
2026	247,931	247,931
2027	247,931	247,931
2028	247,931	247,931
Thereafter	2,707,767	2,708,451
Intangible assets, net	$ 3,759,265	3,948,106	$ 4,195,353
Estimated future amortization expense for finite lived intangibles		$ 3,948,106